Janus Henderson Research Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 2.8%
Boeing Co*	574,845	$120,447,273
General Electric Co	1,323,570	340,673,682
Howmet Aerospace Inc	1,451,895	270,241,217
		731,362,172
Automobiles – 0.5%
Tesla Inc*	405,846	128,921,040
Beverages – 0.4%
Constellation Brands Inc - Class A	252,624	41,096,872
Monster Beverage Corp*	1,161,960	72,785,175
		113,882,047
Biotechnology – 1.5%
Amgen Inc	409,128	114,232,629
Argenx SE (ADR)*	125,665	69,269,061
Avidity Biosciences Inc*	715,444	20,318,610
Vaxcyte Inc*	462,659	15,041,044
Vertex Pharmaceuticals Inc*	357,471	159,146,089
		378,007,433
Building Products – 0.8%
Trane Technologies PLC	460,867	201,587,834
Capital Markets – 1.5%
Ares Management Corp - Class A	641,358	111,083,206
Blackstone Group Inc	1,134,580	169,710,476
LPL Financial Holdings Inc	301,762	113,151,697
		393,945,379
Chemicals – 0.5%
Ecolab Inc	440,888	118,792,863
Consumer Finance – 0.3%
Capital One Financial Corp	420,743	89,517,281
Diversified Financial Services – 4.7%
Apollo Global Management Inc	704,742	99,981,748
Mastercard Inc - Class A	920,475	517,251,721
Visa Inc	1,730,066	614,259,933
		1,231,493,402
Electrical Equipment – 0.6%
Eaton Corp PLC	468,618	167,291,940
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp	1,859,851	183,660,286
Energy Equipment & Services – 0.1%
Atlas Energy Solutions Inc#	2,421,010	32,368,904
Entertainment – 4.3%
Liberty Media Corp-Liberty Formula One - Series C*	2,506,405	261,919,322
Netflix Inc*	467,261	625,723,223
Spotify Technology SA*	306,767	235,394,590
		1,123,037,135
Health Care Equipment & Supplies – 1.6%
Boston Scientific Corp*	835,786	89,771,774
DexCom Inc*	993,270	86,702,538
Intuitive Surgical Inc*	347,675	188,930,072
Lantheus Holdings Inc*	537,386	43,990,418
		409,394,802
Health Care Providers & Services – 0.6%
McKesson Corp	170,116	124,657,603
UnitedHealth Group Inc	131,124	40,906,754
		165,564,357
Hotels, Restaurants & Leisure – 3.9%
Booking Holdings Inc	52,741	305,330,307
Chipotle Mexican Grill Inc*	3,594,076	201,807,368
DoorDash Inc - Class A*	669,328	164,996,045
Flutter Entertainment PLC*	434,033	124,029,270
Hilton Worldwide Holdings Inc	720,215	191,822,063
Wingstop Inc	89,015	29,974,911
		1,017,959,964
Household Products – 0.9%
Procter & Gamble Co	1,537,603	244,970,910

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	718,497	$139,251,904
Industrial Conglomerates – 1.0%
3M Co	1,637,224	249,250,982
Insurance – 0.8%
Arthur J Gallagher & Co	317,366	101,595,204
Progressive Corp/The	367,884	98,173,524
		199,768,728
Interactive Media & Services – 9.1%
Alphabet Inc - Class C	4,802,707	851,952,195
Meta Platforms Inc - Class A	2,075,971	1,532,253,435
		2,384,205,630
Life Sciences Tools & Services – 0.2%
Danaher Corp	228,012	45,041,490
Machinery – 0.6%
Deere & Co	295,801	150,411,850
Multiline Retail – 5.5%
Amazon.com Inc*	6,527,188	1,431,999,775
Pharmaceuticals – 3.1%
AstraZeneca PLC (ADR)	1,396,455	97,584,275
Eli Lilly & Co	835,364	651,191,299
Verona Pharma PLC (ADR)*	544,089	51,459,938
		800,235,512
Road & Rail – 0.3%
TFI International Inc	987,710	88,567,956
Semiconductor & Semiconductor Equipment – 21.5%
Analog Devices Inc	448,830	106,830,517
ASML Holding NV	91,115	73,018,650
Broadcom Inc	4,951,402	1,364,853,961
KLA Corp	195,929	175,501,442
Lam Research Corp	1,782,717	173,529,673
NVIDIA Corp	23,028,275	3,638,237,167
ON Semiconductor Corp*	1,958,720	102,656,515
		5,634,627,925
Software – 22.4%
AppLovin Corp - Class A*	413,962	144,919,817
Atlassian Corp - Class A*	470,717	95,597,916
Autodesk Inc*	834,277	258,267,131
Cadence Design Systems Inc*	695,007	214,166,407
Datadog Inc - Class A*	1,415,068	190,086,084
Dynatrace Inc*	1,598,695	88,263,951
HubSpot Inc*	194,297	108,151,539
Intuit Inc	506,695	399,088,183
Microsoft Corp	7,054,379	3,508,918,658
Oracle Corp	1,181,580	258,328,835
Procore Technologies Inc*	943,831	64,576,917
ServiceNow Inc*	249,261	256,260,249
Synopsys Inc*	326,388	167,332,600
Tyler Technologies Inc*	187,507	111,161,650
		5,865,119,937
Specialty Retail – 1.8%
O'Reilly Automotive Inc*	1,921,162	173,154,331
TJX Cos Inc	1,937,874	239,308,060
Wayfair Inc - Class A*	980,198	50,127,326
		462,589,717
Technology Hardware, Storage & Peripherals – 6.3%
Apple Inc	8,041,368	1,649,847,473
Textiles, Apparel & Luxury Goods – 0.3%
NIKE Inc - Class B	1,187,215	84,339,754
Trading Companies & Distributors – 0.5%
Ferguson Enterprises Inc	618,577	134,695,142
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc	453,536	108,059,487
Total Common Stocks (cost $11,049,550,953)		26,159,771,011
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $112,736,797)	112,714,254	112,736,797
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	18,489,133	18,489,133

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$4,742,433	$4,742,433
Total Investments Purchased with Cash Collateral from Securities Lending (cost $23,231,566)		23,231,566
Total Investments (total cost $11,185,519,316) – 100.5%		26,295,739,374
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(127,802,175)
Net Assets – 100%		$26,167,937,199

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$25,680,444,904	97.6%
Sweden	235,394,590	0.9
United Kingdom	149,044,213	0.6
Canada	88,567,956	0.3
Netherlands	73,018,650	0.3
Belgium	69,269,061	0.3
Total	$26,295,739,374	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Private Placements - N/A
Health Care Equipment & Supplies - N/A
MedicaMetrix Inc*
	$3	$-	$(20,029)	$(2,979,971)	$2,999,997	$-	-	$-
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	18,382,211	883,507,660	(789,153,074)	(1,611)	1,611	112,736,797	112,714,254	352,647
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	7,467,456	192,718,113	(181,696,436)	-	-	18,489,133	18,489,133	41,848 ∆
Total Affiliated Investments - 0.5%
	$25,849,670	$1,076,225,773	$(970,869,539)	$(2,981,582)	$3,001,608	$131,225,930	131,203,387	$394,495

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$26,159,771,011	$-	$-
Investment Companies	-	112,736,797	-
Investments Purchased with Cash Collateral from Securities Lending	-	23,231,566	-
Total Assets	$26,159,771,011	$135,968,363	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70249 08-25